Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 2,132,353	$ 1,870,972	$ 1,808,966
Cost of services	1,436,331	1,262,310	1,257,970
Selling, general and administrative expenses	295,555	249,360	227,251
Merger and acquisition expenses	14,220	1,650	1,289
Total operating expenses	1,746,106	1,513,320	1,486,510
Operating income	386,247	357,652	322,456
Nonoperating expenses, net	(1,108)	(2,798)	(5,905)
Merger and acquisition expenses-bridge loan facility and bonds	(29,220)
Income before income taxes and equity in income of equity investments	355,919	354,854	316,551
Income taxes (Note 14)	112,369	115,102	102,597
Income before equity in income of equity investments	243,550	239,752	213,954
Equity in income of equity investments, net of tax (Note 11)	13,047	10,171	8,708
Net income	256,597	249,923	222,662
Net income attributable to noncontrolling interests	(11,847)	(5,643)	(2,103)
Net income attributable to Total System Services, Inc. (TSYS) common shareholders	$ 244,750	$ 244,280	$ 220,559
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 25)	$ 1.30	$ 1.30	$ 1.15
Diluted EPS attributable to TSYS common shareholders (Note 25)	$ 1.29	$ 1.29	$ 1.15